Financial instruments - Narrative (Details)	12 Months Ended
	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 3,637,835,000		$ 2,688,308,000
Cash and cash equivalents, funds held for clients, short-term investments and long-term investments	1,874,007,000		1,995,413,000
Available credit facility	1,496,248,000		1,496,355,000
Trade receivables	1,343,282,000		1,117,712,000
Cross-currency swap agreement between USD to CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of financial liabilities		$ 650,000,000
Cross-currency swap agreement between USD to Swedish krona
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of financial liabilities		63,500,000
Cross-currency swap agreement between USD to Danish krone
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of financial liabilities		$ 11,500,000
Unsecured committed term loan credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	0
2021 U.S. Senior Notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 1,386,564,000		$ 1,342,758,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Currency risk | Hedges of net investments in European operations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of financial liabilities	$ 1,393,100,000
Currency risk | Cash flow hedges on the 2025 U.S. Senior Notes | Cross-currency swap agreement between USD to CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	495.00%	495.00%
Currency risk | Cash flow hedges on the 2025 U.S. Senior Notes | Cross-currency swap agreement between USD to CAD | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	4.95%	4.95%
Currency risk | Cash flow hedges on the 2025 U.S. Senior Notes | Cross-currency swap agreement between USD to CAD | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.71%	3.71%
Currency risk | 2021 U.S. Senior Notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 1,386,564,000